 As filed with the Securities and Exchange Commission on January 22, 2015

1933 Act File No. 002-89287
1940 Act File No. 811-03967
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 71	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 73	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
40 Wall Street
New York, New York 10005
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, Including Area Code: (212) 858-8000
Mary Carty, Esq.
First Investors Income Funds
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)
Copy to:
Kathy K. Ingber, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on January 31, 2015, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST INVESTORS INCOME FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for Class A and Advisor Class shares of the First Investors Strategic Income Fund (“Fund”) is incorporated herein by reference to Post-Effective Amendment No. 70  to the Registrant’s Registration Statement on Form N-1A (“PEA No. 70”), as filed with the Securities and Exchange Commission on November 24, 2014, accession number 0000898432-14-001194

Statement of Additional Information for Class A and Advisor Class shares of the Fund is incorporated herein by reference to PEA No. 70

Part C – Other Information is incorporated herein by reference to PEA No. 70

Signature Page

Explanatory Note

This Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 31, 2015, the effectiveness of the registration statement for the First Investors Strategic Income Fund, filed in Post-Effective Amendment No. 70 on November 24, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 22nd day of January 2015.
FIRST INVESTORS INCOME FUNDS

By:	/s/ William M. Lipkus
William M. Lipkus President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 71 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ William M. Lipkus	President	January 22, 2015
William M. Lipkus

/s/ Joseph I. Benedek	Treasurer	January 22, 2015
Joseph I. Benedek

/s/ Susan E. Artmann	Trustee	January 22, 2015
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	January 22, 2015
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	January 22, 2015
Charles R. Barton, III*

/s/ Arthur M. Scutro, Jr.	Chairman of the Board	January 22, 2015
Arthur M. Scutro, Jr.*	And Trustee

/s/ Mark R. Ward	Trustee	January 22, 2015
Mark R. Ward*

* By:	/s/ Mary Carty
Mary Carty
(Attorney-in-Fact)